OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]	NOTE 5:- OTHER ACCOUNTs PAYABLE
	December 31,
	2012	2011

Accrued expenses	$896	$598
Employees and institutions	359	259

	$1,255	$857